Janus Henderson Developed World Bond Fund Annual Fund Operating Expenses - Class A C S I N T Shares [Member] - Janus Henderson Developed World Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.32%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	1.57%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	3.27%
Expenses (as a percentage of Assets)	4.07%
Fee Waiver or Reimbursement	(3.00%)	[1]
Net Expenses (as a percentage of Assets)	1.07%	[1]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.20%)	[1]
Net Expenses (as a percentage of Assets)	0.57%	[1]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.57%	[1]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.82%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees (but excluding out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees), acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.57% for at least a one-year period commencing on October 28, 2025. This contractual waiver may be terminated or modified only at the discretion of the Board of Trustees.